RE-PRESENTATION	3 Months Ended	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025
RE-PRESENTATION
RE-PRESENTATION	NOTE 22 – RE-PRESENTATION Certain prior year amounts have been re-presented to conform to the current year’s presentation. The re-presentation had no impact on previously reported income or losses.	NOTE 24 – RE-PRESENTATION Certain prior year amounts have been re-presented to conform to the current year’s presentation. The re-presentation had no impact on previously reported income or losses.